Investment in Operating Leases (Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Schedule of Operating Leases [Line Items]
Depreciation expenses	¥ 184,768	¥ 177,038	¥ 166,234
Various expenses	60,301	61,119	50,334
Costs of operating leases	¥ 245,069	¥ 238,157	¥ 216,568